Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock Defensive Advantage Emerging Markets Fund	Apr. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	1,523
Expense Example, with Redemption, 5 Years	2,422
Expense Example, with Redemption, 10 Years	4,710
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	953
Expense Example, with Redemption, 5 Years	1,834
Expense Example, with Redemption, 10 Years	$ 4,105